Trade and other receivables - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and other receivables, net [Line Items]
Revenue from contracts with customers		$ 1,160,992	$ 826,641	$ 806,300
Collections related to the sale		$ 1,160,992	826,641	806,300
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Trade and other receivables, net [Line Items]
Account receivable related to sale of mining concessions			$ 1,900	$ 7,300
Amount transferred to a third party	$ 6,000